Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Tax Recognized in Profit or Loss

Income tax recognized in profit or loss is comprised of the following:

	Years ended December 31,
	2023	2022
	$	$
Withholding taxes accrued	-	-
Current income tax	-	-
Deferred income tax	10,659	-
Total income tax expense	10,659	-

Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes

A reconciliation of income taxes at Canadian statutory rates with reported taxes is as follows:

	Years ended December 31,
	2023	2022
	$	$

Income/(loss) from continuing operations before taxes	28,240	(32,527)
Income/(loss) from discontinuing operations before taxes	1,270,788	(61,041)
Total income/(loss) before taxes	1,299,028	(93,568)

Statutory tax rate	27%	27%

Expected income tax expense/(recovery) at statutory tax rate	350,737	(25,263)

Items not taxable for income tax purposes	(348,159)	9,846
Effect of lower tax rate in foreign jurisdiction	(162)	3,048
Foreign exchange related to the weakening of the Argentine Pesos	5,670	-
Change in unrecognized deferred tax assets and other	2,573	12,369
Tax expense	10,659	-

Summary of Significant Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2023	December 31, 2022
	$	$
Deferred tax assets:
Tax loss carryforwards	16,498	8,347
Loans to Exar Capital	217	217
Exploration and evaluation assets	-	3,371
Financing costs	-	3,118
Capital assets	95	621
Investment in Green Technology Metals	-	346
Investment in Cauchari-Olaroz project	-	876
Other	268	501
Deferred tax assets	17,078	17,397

Deferred tax liabilities:
Investment in Cauchari-Olaroz project	(1,313)	-
Exploration and evaluation assets	(10,659)	-
Financing costs	(2,295)	-
Investment in Arena Minerals	-	(193)
Convertible debt	(13,470)	(12,360)
Stock based compensation	-	(4,844)
Deferred tax liabilities	(27,737)	(17,397)

Unrecognized deferred tax liabilities	(10,659)	-

Summary of Temporary Differences for Deferred Tax Assets Recognized

Deductible temporary differences for which no deferred tax assets are recognized as follows:

	December 31, 2023	December 31, 2022
	$	$
Tax loss carryforwards	48,771	248,000
Other	25,965	915
	74,736	248,915